SELECTED STATEMENTS OF INCOME DATA (Details1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Nonoperating Income Expense [Line Items]
Interest income net of bank charges	$ 64	$ (156)	$ (170)
Interest expenses related to liabilities in connection with acquisitions	0	(152)	(407)
Interest income from marketable securities, net of amortization of premium on marketable securities	231	91	46
Loss arising from foreign currency translation and other	(980)	(1,569)	(153)
Financial income(expenses), net	$ (685)	$ (1,786)	$ (684)